Summary of Significant Accounting Policies (Details) - Schedule of Allowance for Credit Losses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 39	$ 268	$ 1,351
(Reversal of) provision for credit losses, net	76	(229)	(148)
Written off	(17)		(935)
Allowance for credit losses	$ 98	$ 39	$ 268